ADVISORSHARES MSOS DAILY LEVERAGED ETF

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 0.1%

Equity Fund – 0.1%
AdvisorShares Pure US Cannabis ETF†(a) (Cost $369)	100	$355

MONEY MARKET FUND – 1.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(b) (Cost $725,468)	725,468	725,468

Total Investments – 1.8% (Cost $725,837)		725,823
Other Assets in Excess of Liabilities – 98.2%		40,928,972
Net Assets – 100.0%		$41,654,795

OBFR - Overnight Bank Funding Rate

†	Affiliated Company.
(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of March 31, 2026.

ADVISORSHARES MSOS DAILY LEVERAGED ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$355	$–	$–	$355
Money Market Fund	725,468	–	–	725,468
Swaps†	–	1,888,758	–	1,888,758
Total	$725,823	$1,888,758	$–	$2,614,581

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(237,366)	$–	$(237,366)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	0.1%
Money Market Fund	1.7
Total Investments	1.8
Other Assets in Excess of Liabilities	98.2
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2026 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2026	Value at 3/31/2026	Dividend Income
AdvisorShares Pure US Cannabis ETF	$–	$369	$–	$–	$(14)	100	$355	$–

ADVISORSHARES MSOS DAILY LEVERAGED ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Total return swap contracts outstanding as of March 31, 2026:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
AdvisorShares Pure US Cannabis ETF	OBFR + 3.00%	Monthly	7/11/2026	$26,049,742	$27,938,500	$1,888,758
AdvisorShares Pure US Cannabis ETF	OBFR + 2.00%	Monthly	9/22/2026	44,807,896	44,615,161	(192,735)
AdvisorShares Pure US Cannabis ETF	OBFR + 3.00%	Monthly	11/20/2026	7,171,725	7,127,094	(44,631)
Net Unrealized Appreciation						$1,651,392

Clear Street, Marex Capital Markets and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of March 31, 2026, cash in the amount of $44,662,844 has been segregated as collateral from the broker for swap contracts.